Segmented information (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total

2025	Net interest income	$2,326	$718	$562	$70	$125	$3,801
Jan. 31	Non-interest income (1)	597	985	285	1,504	109	3,480
	Total revenue	2,923	1,703	847	1,574	234	7,281
	Provision for credit losses	428	39	68	21	17	573
	Amortization and impairment (2)	58	1	23	1	203	286
	Other non-interest expenses	1,402	852	447	704	187	3,592
	Income (loss) before income taxes	1,035	811	309	848	(173)	2,830
	Income taxes	270	220	53	229	(113)	659
	Net income (loss)	$765	$591	$256	$619	$(60)	$2,171
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	765	591	256	619	(68)	2,163
	Average assets (3)(4)	$338,184	$100,474	$65,791	$375,453	$218,905	$1,098,807
2024	Net interest income	$2,239	$676	$506	$34	$178	$3,633
Oct. 31 (5)	Non-interest income (1)	603	926	227	1,121	107	2,984
	Total revenue	2,842	1,602	733	1,155	285	6,617
	Provision for credit losses	280	24	83	31	1	419
	Amortization and impairment (2)	55	–	25	3	206	289
	Other non-interest expenses	1,408	823	390	649	232	3,502
	Income (loss) before income taxes	1,099	755	235	472	(154)	2,407
	Income taxes	307	204	35	126	(147)	525
	Net income (loss)	$792	$551	$200	$346	$(7)	$1,882
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	792	551	200	346	(15)	1,874
	Average assets (3)(4)	$336,470	$98,070	$61,907	$332,561	$206,839	$1,035,847
2024	Net interest income (6)	$2,105	$488	$465	$141	$50	$3,249
Jan. 31 (5)	Non-interest income (1)	574	949	222	1,169	58	2,972
	Total revenue (6)	2,679	1,437	687	1,310	108	6,221
	Provision for (reversal of) credit losses	337	20	244	–	(16)	585
	Amortization and impairment (2)	58	–	23	2	193	276
	Other non-interest expenses	1,308	700	460	588	133	3,189
	Income (loss) before income taxes	976	717	(40)	720	(202)	2,171
	Income taxes (6)	262	194	(32)	198	(179)	443
	Net income (loss)	$714	$523	$(8)	$522	$(23)	$1,728
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$12	$12
	Equity shareholders	714	523	(8)	522	(35)	1,716
	Average assets (3)(4)	$332,637	$93,331	$59,152	$302,030	$195,171	$982,321
(1)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(2)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(3)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(4)	Average balances are calculated as a weighted average of daily closing balances.
(5)	Certain prior period information has been restated for the external reporting changes noted above.
(6)
Capital Markets net interest income and income taxes include a taxable equivalent basis (TEB) adjustment of $68 million for the three months ended January 31, 2024 with equivalent offsets in Corporate and Other.